Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,100,000
Previously Paid Amount	0
Total Fee Amount	1,546.31
Total Offset Amount	1,546.31
Net Fee	$ 0